Earnings per Share (Detail Textuals) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 06, 2015
Class of Stock [Line Items]
Number of common stock repurchased	41,738	2,155	0
Repurchase Program
Class of Stock [Line Items]
Share repurchase plan, Authorized amount				$ 2.0
Number of common stock repurchased	41,738	2,155
Average price per share of common stock repurchased	$ 14.92	$ 15.39